SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Effect on Balance Sheet Due to Adoption of Topic 842 (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 9,501	$ 10,019	$ 10,430	$ 8,110	$ 8,565
Current portion of operating lease liabilities	1,649	1,811	1,872	1,976	1,643
Non-current portion of operating lease liabilities	8,961	9,275	9,501	6,852	7,430
Current portion of capital lease liabilities included in Accrued liabilities							$ 191	$ 528	$ 641	$ 504
Current portion of finance lease liabilities included in Accrued liabilities		115
Non-current portion of capital lease liabilities included in Other long-term liabilities								304	362	420
Non-current portion of finance lease liabilities included in Other long-term liabilities		135
Accrued liabilities	$ 15,850	$ 15,793	14,590	15,660	11,676		22,353
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets						$ 9,278
Current portion of operating lease liabilities						2,121
Non-current portion of operating lease liabilities						7,483
Current portion of capital lease liabilities included in Accrued liabilities						(191)
Current portion of finance lease liabilities included in Accrued liabilities						191
Non-current portion of capital lease liabilities included in Other long-term liabilities						(264)
Non-current portion of finance lease liabilities included in Other long-term liabilities						264
Accrued liabilities						(326)
Cumulative Effect, Period of Adoption, Adjusted Balance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets						9,278
Current portion of operating lease liabilities						2,121
Non-current portion of operating lease liabilities						7,483
Current portion of capital lease liabilities included in Accrued liabilities						0
Current portion of finance lease liabilities included in Accrued liabilities						191
Non-current portion of capital lease liabilities included in Other long-term liabilities						0
Non-current portion of finance lease liabilities included in Other long-term liabilities						264
Accrued liabilities						$ 22,027
As previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets			10,430	7,914	9,050
Current portion of operating lease liabilities			1,872	1,764	2,027
Non-current portion of operating lease liabilities			9,501	6,852	7,430
Current portion of capital lease liabilities included in Accrued liabilities							191	528	641	504
Non-current portion of capital lease liabilities included in Other long-term liabilities							264	$ 304	$ 362	$ 420
Accrued liabilities			$ 14,290	$ 15,348	$ 11,424		$ 22,353